Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
DAC
Balance at January 1,	$18,984	$19,774	$17,150
Capitalizations	3,837	4,183	4,786
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	11	(39)	192
Other expenses	(3,354)	(3,372)	(2,812)
Total amortization	(3,343)	(3,411)	(2,620)
Unrealized investment gains (losses)	539	(676)	924
Effect of foreign currency translation and other	(552)	(886)	(466)
Balance at December 31,	19,465	18,984	19,774
VOBA
Balance at January 1,	5,458	6,932	7,611
Acquisitions (1)	—	—	947
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(20)	(1)	3
Other expenses	(573)	(720)	(933)
Total amortization	(593)	(721)	(930)
Unrealized investment gains (losses)	99	(26)	358
Effect of foreign currency translation and other	(299)	(727)	(1,054)
Balance at December 31,	4,665	5,458	6,932
Total DAC and VOBA
Balance at December 31,	$24,130	$24,442	$26,706

______________

(1)	See Note 3 for a description of acquisitions.

Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
DAC
Balance at January 1,	$18,984	$19,774	$17,150
Capitalizations	3,837	4,183	4,786
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	11	(39)	192
Other expenses	(3,354)	(3,372)	(2,812)
Total amortization	(3,343)	(3,411)	(2,620)
Unrealized investment gains (losses)	539	(676)	924
Effect of foreign currency translation and other	(552)	(886)	(466)
Balance at December 31,	19,465	18,984	19,774
VOBA
Balance at January 1,	5,458	6,932	7,611
Acquisitions (1)	—	—	947
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(20)	(1)	3
Other expenses	(573)	(720)	(933)
Total amortization	(593)	(721)	(930)
Unrealized investment gains (losses)	99	(26)	358
Effect of foreign currency translation and other	(299)	(727)	(1,054)
Balance at December 31,	4,665	5,458	6,932
Total DAC and VOBA
Balance at December 31,	$24,130	$24,442	$26,706

______________

(1)	See Note 3 for a description of acquisitions.

Information regarding Deferred Policy Acquisition Costs and Value of Business Acquired by Segment
Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2015	2014
	(In millions)
U.S.	$615	$593
Asia	8,374	8,217
Latin America	1,753	1,987
EMEA	1,532	1,709
MetLife Holdings	5,436	5,387
Brighthouse Financial	6,390	6,537
Corporate & Other	30	12
Total	$24,130	$24,442

Deferred Sales Inducements of Business Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
DSI
Balance at January 1,	$810	$950	$930
Capitalization	31	56	58
Amortization	(106)	(130)	(36)
Unrealized investment gains (losses)	39	(64)	—
Effect of foreign currency translation	—	(2)	(2)
Balance at December 31,	$774	$810	$950
VODA and VOCRA
Balance at January 1,	$847	$975	$1,108
Amortization	(75)	(82)	(84)
Effect of foreign currency translation	(53)	(46)	(49)
Balance at December 31,	$719	$847	$975
Accumulated amortization	$575	$500	$418
Negative VOBA
Balance at January 1,	$1,596	$2,162	$2,916
Amortization	(361)	(442)	(579)
Effect of foreign currency translation and other	(42)	(124)	(175)
Balance at December 31,	$1,193	$1,596	$2,162
Accumulated amortization	$2,765	$2,404	$1,962

Value of Distribution Agreements and Customer Relationships Acquired and Negative Value of Business Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
DSI
Balance at January 1,	$810	$950	$930
Capitalization	31	56	58
Amortization	(106)	(130)	(36)
Unrealized investment gains (losses)	39	(64)	—
Effect of foreign currency translation	—	(2)	(2)
Balance at December 31,	$774	$810	$950
VODA and VOCRA
Balance at January 1,	$847	$975	$1,108
Amortization	(75)	(82)	(84)
Effect of foreign currency translation	(53)	(46)	(49)
Balance at December 31,	$719	$847	$975
Accumulated amortization	$575	$500	$418
Negative VOBA
Balance at January 1,	$1,596	$2,162	$2,916
Amortization	(361)	(442)	(579)
Effect of foreign currency translation and other	(42)	(124)	(175)
Balance at December 31,	$1,193	$1,596	$2,162
Accumulated amortization	$2,765	$2,404	$1,962

Estimated Future Amortization Expense (Credit)
The estimated future amortization expense (credit) to be reported in other expenses for the next five years is as follows:

	VOBA	VODA and VOCRA	Negative VOBA
	(In millions)
2016	$506	$65	$(249)
2017	$429	$62	$(139)
2018	$382	$58	$(58)
2019	$341	$53	$(38)
2020	$299	$49	$(38)